Note 5 - Warehouse Fund Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Disclosure of Long-Lived Assets Held-for-Sale [Table Text Block]
	As at December 31,
	2024	2023
Warehouse fund assets
Warehouse fund assets	$110,779	$44,492
Warehouse fund assets - non-current	$94,334	$47,536
Total warehouse fund assets	$205,113	$92,028
Liabilities related to warehouse fund assets
Liabilities related to warehouse fund assets	$86,344	$-
Liabilities related to warehouse fund assets - non-current	$14,103	$47,536
Total liabilities related to warehouse fund assets	$100,447	$47,536
Net warehouse fund assets	$104,666	$44,492